Schedule of Investments (unaudited)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

September 30, 2023

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%

United States - 99.9%
WisdomTree Floating Rate Treasury Fund(a)	2,935	$147,689
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	6,985	147,523
WisdomTree Mortgage Plus Bond Fund(a)	4,710	196,266
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,232	196,850
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,380	295,293

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,004,822)		983,621
Other Assets less Liabilities - 0.1%		577

NET ASSETS -100.0%		$984,198

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the fiscal period ended September 30, 2023 were as follows:

Affiliate	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2023	Dividend Income
WisdomTree Floating Rate Treasury Fund	$98,678	$49,921	$905	$(2)	$(3)	$147,689	$1,335
WisdomTree Interest Rate Hedged High Yield Bond Fund	249,066	2,141	104,960	418	858	147,523	3,722
WisdomTree Mortgage Plus Bond Fund	148,437	54,012	208	(15)	(5,960)	196,266	1,228
WisdomTree U.S. Short-Term Corporate Bond Fund	197,330	2,575	1,628	(37)	(1,390)	196,850	1,678
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	296,240	4,238	2,960	(76)	(2,149)	295,293	2,596

Total	$989,751	$112,887	$110,661	$288	$(8,644)	$983,621	$10,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$983,621	$—	$—	$983,621

Total Investments in Securities	$983,621	$—	$—	$983,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

South Korea - 0.1%

Broadline Retail - 0.1%
Coupang, Inc.*	124	$2,108

United States - 99.8%

Aerospace & Defense - 1.6%
Axon Enterprise, Inc.*	5	995
Boeing Co.*	43	8,242
General Dynamics Corp.	20	4,420
HEICO Corp.	10	1,619
Howmet Aerospace, Inc.	29	1,341
L3Harris Technologies, Inc.	14	2,438
Lockheed Martin Corp.	19	7,770
Northrop Grumman Corp.	11	4,842
RTX Corp.	104	7,485
Textron, Inc.	15	1,172
TransDigm Group, Inc.*	4	3,373

Total Aerospace & Defense		43,697

Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	11	1,261
FedEx Corp.	19	5,033
United Parcel Service, Inc., Class B	62	9,664

Total Air Freight & Logistics		15,958

Automobiles - 2.4%
Ford Motor Co.	288	3,577
General Motors Co.	101	3,330
Lucid Group, Inc.*	119	665
Rivian Automotive, Inc., Class A*	64	1,554
Tesla, Inc.*	225	56,300

Total Automobiles		65,426

Banks - 2.9%
Bank of America Corp.	574	15,716
Citigroup, Inc.	138	5,676
Citizens Financial Group, Inc.	35	938
Fifth Third Bancorp	46	1,165
First Citizens BancShares, Inc., Class A	1	1,380
First Horizon Corp.	37	408
Huntington Bancshares, Inc.	101	1,051
JPMorgan Chase & Co.	208	30,164
KeyCorp	66	710
M&T Bank Corp.	12	1,518
PNC Financial Services Group, Inc.	29	3,560
Regions Financial Corp.	66	1,135
Truist Financial Corp.	95	2,718
U.S. Bancorp	106	3,504
Wells Fargo & Co.	271	11,073

Total Banks		80,716

Beverages - 1.7%
Brown-Forman Corp., Class B	34	1,961
Coca-Cola Co.	307	17,186
Constellation Brands, Inc., Class A	13	3,267
Keurig Dr. Pepper, Inc.	101	3,189
Molson Coors Beverage Co., Class B	15	954
Monster Beverage Corp.*	73	3,865
PepsiCo, Inc.	98	16,605

Total Beverages		47,027

Biotechnology - 2.2%
AbbVie, Inc.	126	18,781
Alnylam Pharmaceuticals, Inc.*	9	1,594
Amgen, Inc.	38	10,213
Biogen, Inc.*	10	2,570
BioMarin Pharmaceutical, Inc.*	14	1,239
Gilead Sciences, Inc.	89	6,670
Incyte Corp.*	16	924
Moderna, Inc.*	28	2,892
Regeneron Pharmaceuticals, Inc.*	8	6,584
Seagen, Inc.*	13	2,758
United Therapeutics Corp.*	3	678
Vertex Pharmaceuticals, Inc.*	18	6,259

Total Biotechnology		61,162

Broadline Retail - 3.4%
Amazon.com, Inc.*	726	92,289
eBay, Inc.	39	1,720
Etsy, Inc.*	9	581

Total Broadline Retail		94,590

Building Products - 0.2%
Carlisle Cos., Inc.	4	1,037
Carrier Global Corp.	59	3,257

Total Building Products		4,294

Capital Markets - 3.2%
Ameriprise Financial, Inc.	8	2,637
Ares Management Corp., Class A	12	1,234
Bank of New York Mellon Corp.	56	2,388
BlackRock, Inc.	11	7,111
Blackstone, Inc.	85	9,107
Charles Schwab Corp.	129	7,082
CME Group, Inc.	26	5,206
FactSet Research Systems, Inc.	3	1,312
Franklin Resources, Inc.	37	910
Goldman Sachs Group, Inc.	24	7,766
Intercontinental Exchange, Inc.	40	4,401
KKR & Co., Inc.	61	3,758
LPL Financial Holdings, Inc.	6	1,426
Moody’s Corp.	13	4,110
Morgan Stanley	120	9,800
MSCI, Inc.	6	3,079
Nasdaq, Inc.	34	1,652
Northern Trust Corp.	14	973
Raymond James Financial, Inc.	15	1,506
S&P Global, Inc.	23	8,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2023

Investments	Shares	Value
State Street Corp.	26	$1,741
T Rowe Price Group, Inc.	16	1,678
Tradeweb Markets, Inc., Class A	15	1,203

Total Capital Markets		88,484

Chemicals - 1.1%
Air Products & Chemicals, Inc.	16	4,535
Albemarle Corp.	8	1,360
CF Industries Holdings, Inc.	14	1,200
Corteva, Inc.	51	2,609
Dow, Inc.	50	2,578
DuPont de Nemours, Inc.	35	2,611
Ecolab, Inc.	20	3,388
FMC Corp.	9	603
International Flavors & Fragrances, Inc.	18	1,227
Mosaic Co.	24	854
PPG Industries, Inc.	17	2,207
RPM International, Inc.	9	853
Sherwin-Williams Co.	18	4,591
Westlake Corp.	9	1,122

Total Chemicals		29,738

Commercial Services & Supplies - 0.6%
Cintas Corp.	7	3,367
Copart, Inc.*	66	2,844
Republic Services, Inc.	23	3,278
Rollins, Inc.	37	1,381
Waste Management, Inc.	29	4,421

Total Commercial Services & Supplies		15,291

Communications Equipment - 0.9%
Arista Networks, Inc.*	22	4,047
Cisco Systems, Inc.	291	15,644
Motorola Solutions, Inc.	12	3,267
Ubiquiti, Inc.	4	581

Total Communications Equipment		23,539

Construction & Engineering - 0.1%
Quanta Services, Inc.	10	1,871

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4	1,642
Vulcan Materials Co.	9	1,818

Total Construction Materials		3,460

Consumer Finance - 0.5%
American Express Co.	53	7,907
Capital One Financial Corp.	27	2,620
Discover Financial Services	20	1,733
Synchrony Financial	33	1,009

Total Consumer Finance		13,269

Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.	32	18,079
Dollar General Corp.	16	1,693
Dollar Tree, Inc.*	16	1,703
Kroger Co.	51	2,282
Sysco Corp.	37	2,444
Target Corp.	33	3,649
Walgreens Boots Alliance, Inc.	59	1,312
Walmart, Inc.	193	30,866

Total Consumer Staples Distribution & Retail		62,028

Containers & Packaging - 0.1%
Avery Dennison Corp.	6	1,096
Ball Corp.	22	1,095
International Paper Co.	26	922
Packaging Corp. of America	7	1,075

Total Containers & Packaging		4,188

Distributors - 0.1%
Genuine Parts Co.	10	1,444
LKQ Corp.	20	990
Pool Corp.	3	1,068

Total Distributors		3,502

Diversified REITs - 0.0%
WP Carey, Inc.	15	811

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	510	7,660
Verizon Communications, Inc.	299	9,691

Total Diversified Telecommunication Services		17,351

Electric Utilities - 1.4%
Alliant Energy Corp.	18	872
American Electric Power Co., Inc.	37	2,783
Avangrid, Inc.	28	845
Constellation Energy Corp.	23	2,509
Duke Energy Corp.	55	4,854
Edison International	27	1,709
Entergy Corp.	14	1,295
Evergy, Inc.	16	811
Eversource Energy	25	1,454
Exelon Corp.	70	2,645
FirstEnergy Corp.	41	1,401
NextEra Energy, Inc.	141	8,078
PG&E Corp.*	140	2,258
PPL Corp.	53	1,249
Southern Co.	78	5,048
Xcel Energy, Inc.	39	2,232

Total Electric Utilities		40,043

Electrical Equipment - 0.4%
AMETEK, Inc.	16	2,364
Emerson Electric Co.	42	4,056
Hubbell, Inc.	4	1,254
Rockwell Automation, Inc.	8	2,287

Total Electrical Equipment		9,961

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	42	3,527
CDW Corp.	10	2,017
Corning, Inc.	61	1,859
Keysight Technologies, Inc.*	13	1,720
Teledyne Technologies, Inc.*	3	1,226
Trimble, Inc.*	17	916
Zebra Technologies Corp., Class A*	4	946

Total Electronic Equipment, Instruments & Components		12,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2023

Investments	Shares	Value
Energy Equipment & Services - 0.2%
Baker Hughes Co.	71	$2,508
Halliburton Co.	64	2,592

Total Energy Equipment & Services		5,100

Entertainment - 1.4%
Activision Blizzard, Inc.	55	5,150
Electronic Arts, Inc.	20	2,408
Liberty Media Corp.-Liberty Formula One, Class C*	16	997
Liberty Media Corp.-Liberty Live, Class C*	5	161
Live Nation Entertainment, Inc.*	16	1,329
Netflix, Inc.*	32	12,083
ROBLOX Corp., Class A*	42	1,216
Take-Two Interactive Software, Inc.*	12	1,685
Walt Disney Co.*	130	10,536
Warner Bros Discovery, Inc.*	175	1,900
Warner Music Group Corp., Class A	36	1,130

Total Entertainment		38,595

Financial Services - 5.1%
Apollo Global Management, Inc.	56	5,027
Berkshire Hathaway, Inc., Class B*	157	54,997
Block, Inc.*	41	1,815
Corebridge Financial, Inc.	45	889
Fidelity National Information Services, Inc.	42	2,321
Fiserv, Inc.*	45	5,083
FleetCor Technologies, Inc.*	5	1,277
Global Payments, Inc.	19	2,192
Jack Henry & Associates, Inc.	5	756
Mastercard, Inc., Class A	69	27,318
PayPal Holdings, Inc.*	81	4,735
Visa, Inc., Class A	147	33,811

Total Financial Services		140,221

Food Products - 1.0%
Archer-Daniels-Midland Co.	39	2,941
Campbell Soup Co.	21	863
Conagra Brands, Inc.	34	932
General Mills, Inc.	43	2,752
Hershey Co.	15	3,001
Hormel Foods Corp.	39	1,483
J M Smucker Co.	8	983
Kellogg Co.	25	1,488
Kraft Heinz Co.	87	2,927
Lamb Weston Holdings, Inc.	11	1,017
McCormick & Co., Inc., Non-Voting Shares	19	1,437
Mondelez International, Inc., Class A	97	6,732
Tyson Foods, Inc., Class A	25	1,262

Total Food Products		27,818

Gas Utilities - 0.0%
Atmos Energy Corp.	10	1,059

Ground Transportation - 1.0%
CSX Corp.	150	4,612
JB Hunt Transport Services, Inc.	7	1,320
Norfolk Southern Corp.	17	3,348
Old Dominion Freight Line, Inc.	8	3,273
Uber Technologies, Inc.*	141	6,484
Union Pacific Corp.	44	8,960

Total Ground Transportation		27,997

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	124	12,009
Align Technology, Inc.*	6	1,832
Baxter International, Inc.	35	1,321
Becton Dickinson & Co.	20	5,171
Boston Scientific Corp.*	101	5,333
Cooper Cos., Inc.	4	1,272
Dexcom, Inc.*	27	2,519
Edwards Lifesciences Corp.*	44	3,048
GE HealthCare Technologies, Inc.	26	1,769
Hologic, Inc.*	18	1,249
IDEXX Laboratories, Inc.*	6	2,624
Insulet Corp.*	5	798
Intuitive Surgical, Inc.*	25	7,307
ResMed, Inc.	10	1,479
Stryker Corp.	27	7,378
Zimmer Biomet Holdings, Inc.	15	1,683

Total Health Care Equipment & Supplies		56,792

Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	18	1,563
Cencora, Inc.	15	2,700
Centene Corp.*	40	2,755
Cigna Group	22	6,293
CVS Health Corp.	93	6,493
Elevance Health, Inc.	17	7,402
HCA Healthcare, Inc.	20	4,920
Humana, Inc.	9	4,379
Laboratory Corp. of America Holdings	6	1,206
McKesson Corp.	10	4,348
Molina Healthcare, Inc.*	4	1,312
Quest Diagnostics, Inc.	8	975
UnitedHealth Group, Inc.	67	33,781

Total Health Care Providers & Services		78,127

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	35	643
Ventas, Inc.	28	1,180
Welltower, Inc.	33	2,703

Total Health Care REITs		4,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2023

Investments	Shares	Value
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	11	$2,238

Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	50	803

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A*	45	6,174
Booking Holdings, Inc.*	3	9,252
Chipotle Mexican Grill, Inc.*	2	3,664
Darden Restaurants, Inc.	9	1,289
Domino’s Pizza, Inc.	3	1,136
DoorDash, Inc., Class A*	28	2,225
Expedia Group, Inc.*	11	1,134
Hilton Worldwide Holdings, Inc.	19	2,853
Las Vegas Sands Corp.	53	2,430
Marriott International, Inc., Class A	23	4,521
McDonald’s Corp.	52	13,699
MGM Resorts International*	28	1,029
Starbucks Corp.	81	7,393
Yum! Brands, Inc.	20	2,499

Total Hotels, Restaurants & Leisure		59,298

Household Durables - 0.2%
DR Horton, Inc.	25	2,687
Lennar Corp., Class A	21	2,357

Total Household Durables		5,044

Household Products - 1.2%
Church & Dwight Co., Inc.	17	1,558
Clorox Co.	9	1,180
Colgate-Palmolive Co.	59	4,195
Kimberly-Clark Corp.	24	2,900
Procter & Gamble Co.	169	24,650

Total Household Products		34,483

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	47	714

Industrial Conglomerates - 0.8%
3M Co.	40	3,745
General Electric Co.	78	8,623
Honeywell International, Inc.	48	8,867
Icahn Enterprises LP	24	475

Total Industrial Conglomerates		21,710

Industrial REITs - 0.3%
Prologis, Inc.	66	7,406

Insurance - 1.6%
Aflac, Inc.	44	3,377
Allstate Corp.	19	2,117
American Financial Group, Inc.	6	670
American International Group, Inc.	53	3,212
Arthur J Gallagher & Co.	15	3,419
Brown & Brown, Inc.	20	1,397
Cincinnati Financial Corp.	11	1,125
Erie Indemnity Co., Class A	3	881
Hartford Financial Services Group, Inc.	23	1,631
Loews Corp.	17	1,076
Markel Group, Inc.*	1	1,473
Marsh & McLennan Cos., Inc.	35	6,661
MetLife, Inc.	56	3,523
Principal Financial Group, Inc.	17	1,225
Progressive Corp.	42	5,851
Prudential Financial, Inc.	26	2,467
Travelers Cos., Inc.	17	2,776
W R Berkley Corp.	19	1,206

Total Insurance		44,087

Interactive Media & Services - 6.5%
Alphabet, Inc., Class A*	922	120,653
Match Group, Inc.*	20	784
Meta Platforms, Inc., Class A*	189	56,740
Pinterest, Inc., Class A*	48	1,297
Snap, Inc., Class A*	119	1,060

Total Interactive Media & Services		180,534

IT Services - 0.8%
Akamai Technologies, Inc.*	11	1,172
Cloudflare, Inc., Class A*	23	1,450
Cognizant Technology Solutions Corp., Class A	37	2,506
EPAM Systems, Inc.*	4	1,023
Gartner, Inc.*	6	2,062
International Business Machines Corp.	64	8,979
Snowflake, Inc., Class A*	23	3,514
VeriSign, Inc.*	8	1,620

Total IT Services		22,326

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	21	2,348
Avantor, Inc.*	48	1,012
Bio-Rad Laboratories, Inc., Class A*	2	717
Bio-Techne Corp.	11	749
Charles River Laboratories International, Inc.*	4	784
Danaher Corp.	52	12,901
Fortrea Holdings, Inc.*	6	171
Illumina, Inc.*	11	1,510
IQVIA Holdings, Inc.*	13	2,558
Mettler-Toledo International, Inc.*	2	2,216
Revvity, Inc.	9	996
Thermo Fisher Scientific, Inc.	28	14,173
Waters Corp.*	4	1,097
West Pharmaceutical Services, Inc.	5	1,876

Total Life Sciences Tools & Services		43,108

Machinery - 1.7%
Caterpillar, Inc.	37	10,101
Cummins, Inc.	10	2,285
Deere & Co.	22	8,302
Dover Corp.	10	1,395
Fortive Corp.	25	1,854
Graco, Inc.	12	875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2023

Investments	Shares	Value
IDEX Corp.	5	$1,040
Illinois Tool Works, Inc.	22	5,067
Ingersoll Rand, Inc.	30	1,912
Nordson Corp.	4	893
Otis Worldwide Corp.	29	2,329
PACCAR, Inc.	37	3,146
Parker-Hannifin Corp.	9	3,506
Snap-on, Inc.	4	1,020
Stanley Black & Decker, Inc.	11	919
Westinghouse Air Brake Technologies Corp.	13	1,381
Xylem, Inc.	13	1,183

Total Machinery		47,208

Media - 1.0%
Charter Communications, Inc., Class A*	11	4,838
Comcast Corp., Class A	308	13,657
Fox Corp., Class A	40	1,248
Interpublic Group of Cos., Inc.	27	774
Liberty Broadband Corp., Class C*	11	1,004
Liberty Media Corp.-Liberty SiriusXM, Class C*	23	586
Omnicom Group, Inc.	14	1,043
Paramount Global, Class B	46	593
Sirius XM Holdings, Inc.	274	1,238
Trade Desk, Inc., Class A*	35	2,735

Total Media		27,716

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	101	3,766
Newmont Corp.	56	2,069
Nucor Corp.	18	2,814
Reliance Steel & Aluminum Co.	4	1,049
Southern Copper Corp.	55	4,141
Steel Dynamics, Inc.	13	1,394

Total Metals & Mining		15,233

Multi-Utilities - 0.6%
Ameren Corp.	19	1,422
CenterPoint Energy, Inc.	44	1,182
CMS Energy Corp.	21	1,115
Consolidated Edison, Inc.	25	2,138
Dominion Energy, Inc.	59	2,636
DTE Energy Co.	15	1,489
Public Service Enterprise Group, Inc.	35	1,992
Sempra	44	2,993
WEC Energy Group, Inc.	22	1,772

Total Multi-Utilities		16,739

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	12	1,201
Boston Properties, Inc.	12	714

Total Office REITs		1,915

Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	23	945
Chesapeake Energy Corp.	9	776
Chevron Corp.	138	23,270
ConocoPhillips	89	10,662
Coterra Energy, Inc.	55	1,488
Devon Energy Corp.	46	2,194
Diamondback Energy, Inc.	12	1,859
Energy Transfer LP	218	3,059
Enterprise Products Partners LP	153	4,188
EOG Resources, Inc.	42	5,324
EQT Corp.	25	1,014
Exxon Mobil Corp.	293	34,451
Hess Corp.	22	3,366
HF Sinclair Corp.	14	797
Kinder Morgan, Inc.	158	2,620
Marathon Oil Corp.	42	1,123
Marathon Petroleum Corp.	33	4,994
MPLX LP	71	2,525
Occidental Petroleum Corp.	64	4,152
ONEOK, Inc.	31	1,966
Ovintiv, Inc.	17	809
Phillips 66	33	3,965
Pioneer Natural Resources Co.	17	3,902
Targa Resources Corp.	16	1,372
Texas Pacific Land Corp.	1	1,824
Valero Energy Corp.	28	3,968
Williams Cos., Inc.	86	2,897

Total Oil, Gas & Consumable Fuels		129,510

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	44	1,628
Southwest Airlines Co.	42	1,137
United Airlines Holdings, Inc.*	22	931

Total Passenger Airlines		3,696

Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	25	3,614

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	151	8,764
Eli Lilly & Co.	68	36,525
Johnson & Johnson	186	28,970
Merck & Co., Inc.	180	18,531
Pfizer, Inc.	402	13,334
Viatris, Inc.	95	937
Zoetis, Inc.	33	5,741

Total Pharmaceuticals		112,802

Professional Services - 0.8%
Automatic Data Processing, Inc.	30	7,217
Booz Allen Hamilton Holding Corp.	9	983
Broadridge Financial Solutions, Inc.	8	1,432
Equifax, Inc.	9	1,649
Jacobs Solutions, Inc.	9	1,229
Leidos Holdings, Inc.	10	922
Paychex, Inc.	25	2,883
Paycom Software, Inc.	4	1,037
SS&C Technologies Holdings, Inc.	18	946
Verisk Analytics, Inc.	11	2,599

Total Professional Services		20,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2023

Investments	Shares	Value
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	23	$1,699
CoStar Group, Inc.*	29	2,230

Total Real Estate Management & Development		3,929

Residential REITs - 0.4%
AvalonBay Communities, Inc.	10	1,717
Camden Property Trust	8	757
Equity LifeStyle Properties, Inc.	14	892
Equity Residential	27	1,585
Essex Property Trust, Inc.	5	1,061
Invitation Homes, Inc.	43	1,363
Mid-America Apartment Communities, Inc.	8	1,029
Sun Communities, Inc.	9	1,065
UDR, Inc.	23	820

Total Residential REITs		10,289

Retail REITs - 0.2%
Kimco Realty Corp.	43	756
Realty Income Corp.	44	2,197
Simon Property Group, Inc.	23	2,485

Total Retail REITs		5,438

Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc.*	115	11,824
Analog Devices, Inc.	37	6,478
Applied Materials, Inc.	61	8,445
Broadcom, Inc.	30	24,917
Enphase Energy, Inc.*	10	1,202
First Solar, Inc.*	8	1,293
Intel Corp.	294	10,452
KLA Corp.	10	4,587
Lam Research Corp.	10	6,268
Marvell Technology, Inc.	60	3,248
Microchip Technology, Inc.	39	3,044
Micron Technology, Inc.	77	5,238
Monolithic Power Systems, Inc.	3	1,386
NVIDIA Corp.	178	77,428
ON Semiconductor Corp.*	30	2,788
QUALCOMM, Inc.	80	8,885
Skyworks Solutions, Inc.	11	1,084
Teradyne, Inc.	11	1,105
Texas Instruments, Inc.	65	10,336

Total Semiconductors & Semiconductor Equipment		190,008

Software - 10.7%
Adobe, Inc.*	33	16,827
ANSYS, Inc.*	6	1,785
Aspen Technology, Inc.*	5	1,021
Atlassian Corp., Class A*	18	3,627
Autodesk, Inc.*	15	3,104
Bill Holdings, Inc.*	8	869
Cadence Design Systems, Inc.*	20	4,686
Crowdstrike Holdings, Inc., Class A*	17	2,846
Datadog, Inc., Class A*	22	2,004
Fair Isaac Corp.*	2	1,737
Fortinet, Inc.*	54	3,169
Gen Digital, Inc.	46	813
HubSpot, Inc.*	4	1,970
Intuit, Inc.	20	10,219
Microsoft Corp.	531	167,663
Oracle Corp.	191	20,231
Palantir Technologies, Inc., Class A*	146	2,336
Palo Alto Networks, Inc.*	21	4,923
PTC, Inc.*	8	1,133
Roper Technologies, Inc.	8	3,874
Salesforce, Inc.*	71	14,397
ServiceNow, Inc.*	14	7,826
Splunk, Inc.*	11	1,609
Synopsys, Inc.*	11	5,049
Tyler Technologies, Inc.*	3	1,158
VMware, Inc., Class A*	30	4,994
Workday, Inc., Class A*	18	3,867
Zoom Video Communications, Inc., Class A*	21	1,469
Zscaler, Inc.*	10	1,556

Total Software		296,762

Specialized REITs - 1.0%
American Tower Corp.	33	5,427
Crown Castle, Inc.	31	2,853
Digital Realty Trust, Inc.	21	2,541
Equinix, Inc.	7	5,084
Extra Space Storage, Inc.	10	1,216
Gaming & Leisure Properties, Inc.	18	820
Iron Mountain, Inc.	21	1,248
Public Storage	13	3,426
SBA Communications Corp.	8	1,601
VICI Properties, Inc.	71	2,066
Weyerhaeuser Co.	53	1,625

Total Specialized REITs		27,907

Specialty Retail - 2.0%
AutoZone, Inc.*	1	2,540
Best Buy Co., Inc.	17	1,181
Burlington Stores, Inc.*	5	676
Chewy, Inc., Class A*	33	603
Home Depot, Inc.	73	22,058
Lowe’s Cos., Inc.	44	9,145
O’Reilly Automotive, Inc.*	5	4,544
Ross Stores, Inc.	25	2,824
TJX Cos., Inc.	83	7,377
Tractor Supply Co.	8	1,624
Ulta Beauty, Inc.*	4	1,598

Total Specialty Retail		54,170

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	1,133	193,981
Dell Technologies, Inc., Class C	52	3,583
Hewlett Packard Enterprise Co.	91	1,580
HP, Inc.	71	1,825
NetApp, Inc.	16	1,214

Total Technology Hardware, Storage & Peripherals		202,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2023

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	111	$10,614
VF Corp.	29	512

Total Textiles, Apparel & Luxury Goods		11,126

Tobacco - 0.6%
Altria Group, Inc.	127	5,340
Philip Morris International, Inc.	111	10,277

Total Tobacco		15,617

Trading Companies & Distributors - 0.3%
Fastenal Co.	40	2,186
United Rentals, Inc.	5	2,223
WW Grainger, Inc.	4	2,767

Total Trading Companies & Distributors		7,176

Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,610
Essential Utilities, Inc.	18	618

Total Water Utilities		2,228

Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.*	89	12,464

Total United States		2,759,230

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,504,159)		2,761,338
Other Assets less Liabilities - 0.1%		2,874

NET ASSETS - 100.0%		$2,764,212

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$2,761,338	$—	$—	$2,761,338

Total Investments in Securities	$2,761,338	$—	$—	$2,761,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

South Korea - 0.3%

Broadline Retail - 0.3%
Coupang, Inc.*	367	$6,239

United States - 99.6%

Automobiles - 4.3%
Rivian Automotive, Inc., Class A*	189	4,589
Tesla, Inc.*	435	108,846

Total Automobiles		113,435

Biotechnology - 7.0%
AbbVie, Inc.	400	59,624
Alnylam Pharmaceuticals, Inc.*	27	4,782
Amgen, Inc.	121	32,520
Biogen, Inc.*	32	8,225
Gilead Sciences, Inc.	280	20,983
Moderna, Inc.*	83	8,573
Regeneron Pharmaceuticals, Inc.*	27	22,220
Seagen, Inc.*	42	8,910
Vertex Pharmaceuticals, Inc.*	57	19,821

Total Biotechnology		185,658

Broadline Retail - 6.7%
Amazon.com, Inc.*	1,360	172,883
eBay, Inc.	116	5,115

Total Broadline Retail		177,998

Communications Equipment - 2.7%
Arista Networks, Inc.*	66	12,139
Cisco Systems, Inc.	901	48,438
Motorola Solutions, Inc.	37	10,073
Ubiquiti, Inc.	14	2,034

Total Communications Equipment		72,684

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	130	10,918
CDW Corp.	30	6,053
Corning, Inc.	185	5,637
Keysight Technologies, Inc.*	39	5,160
Teledyne Technologies, Inc.*	10	4,086

Total Electronic Equipment, Instruments & Components		31,854

Entertainment - 2.6%
Activision Blizzard, Inc.	173	16,198
Electronic Arts, Inc.	59	7,104
Netflix, Inc.*	96	36,249
ROBLOX Corp., Class A*	131	3,794
Warner Bros Discovery, Inc.*	511	5,549

Total Entertainment		68,894

Financial Services - 1.9%
Block, Inc.*	127	5,621
Fidelity National Information Services, Inc.	130	7,185
Fiserv, Inc.*	138	15,589
Global Payments, Inc.	60	6,923
PayPal Holdings, Inc.*	256	14,966

Total Financial Services		50,284

Health Care Technology - 0.3%
Veeva Systems, Inc., Class A*	35	7,121

Hotels, Restaurants & Leisure - 0.3%
DoorDash, Inc., Class A*	83	6,596

Interactive Media & Services - 14.1%
Alphabet, Inc., Class A*	1,628	213,040
Meta Platforms, Inc., Class A*	531	159,411

Total Interactive Media & Services		372,451

IT Services - 2.2%
Cognizant Technology Solutions Corp., Class A	112	7,587
EPAM Systems, Inc.*	12	3,068
Gartner, Inc.*	17	5,841
International Business Machines Corp.	200	28,060
Snowflake, Inc., Class A*	66	10,083
VeriSign, Inc.*	23	4,658

Total IT Services		59,297

Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	67	7,492
Danaher Corp.	164	40,689
Illumina, Inc.*	36	4,942
IQVIA Holdings, Inc.*	40	7,870
Mettler-Toledo International, Inc.*	5	5,540
Thermo Fisher Scientific, Inc.	89	45,049
Waters Corp.*	13	3,565

Total Life Sciences Tools & Services		115,147

Media - 2.2%
Charter Communications, Inc., Class A*	33	14,514
Comcast Corp., Class A	935	41,458
Sirius XM Holdings, Inc.	787	3,557

Total Media		59,529

Professional Services - 1.8%
Automatic Data Processing, Inc.	92	22,133
Equifax, Inc.	26	4,763
Paychex, Inc.	80	9,227
Paycom Software, Inc.	14	3,630
Verisk Analytics, Inc.	35	8,268

Total Professional Services		48,021

Real Estate Management & Development - 0.3%
CoStar Group, Inc.*	89	6,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

September 30, 2023

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 17.9%
Advanced Micro Devices, Inc.*	349	$35,884
Analog Devices, Inc.	112	19,610
Applied Materials, Inc.	185	25,613
Broadcom, Inc.	90	74,752
Enphase Energy, Inc.*	30	3,605
First Solar, Inc.*	23	3,717
Intel Corp.	911	32,386
KLA Corp.	31	14,218
Lam Research Corp.	29	18,176
Marvell Technology, Inc.	182	9,852
Microchip Technology, Inc.	118	9,210
Micron Technology, Inc.	236	16,055
NVIDIA Corp.	333	144,852
ON Semiconductor Corp.*	93	8,644
QUALCOMM, Inc.	247	27,432
Texas Instruments, Inc.	194	30,848

Total Semiconductors & Semiconductor Equipment		474,854

Software - 20.7%
Adobe, Inc.*	103	52,520
ANSYS, Inc.*	19	5,653
Atlassian Corp., Class A*	54	10,882
Autodesk, Inc.*	47	9,725
Cadence Design Systems, Inc.*	59	13,824
Crowdstrike Holdings, Inc., Class A*	51	8,536
Datadog, Inc., Class A*	67	6,103
Fortinet, Inc.*	166	9,741
Intuit, Inc.	62	31,678
Microsoft Corp.	598	188,819
Oracle Corp.	600	63,552
Palo Alto Networks, Inc.*	64	15,004
Roper Technologies, Inc.	23	11,138
Salesforce, Inc.*	217	44,003
ServiceNow, Inc.*	44	24,594
Synopsys, Inc.*	33	15,146
VMware, Inc., Class A*	92	15,316
Workday, Inc., Class A*	56	12,032
Zoom Video Communications, Inc., Class A*	65	4,546
Zscaler, Inc.*	31	4,823

Total Software		547,635

Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	1,045	178,914
Dell Technologies, Inc., Class C	161	11,093
Hewlett Packard Enterprise Co.	288	5,003
HP, Inc.	224	5,757

Total Technology Hardware, Storage & Peripherals		200,767

Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc.*	273	38,234

Total United States		2,637,302

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,131,203)		2,643,541
Other Assets less Liabilities - 0.1%		3,744

NET ASSETS - 100.0%		$2,647,285

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$2,643,541	$—	$—	$2,643,541

Total Investments in Securities	$2,643,541	$—	$—	$2,643,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

September 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 96.5%

U.S. Treasury Notes - 96.5%
0.75%, 5/31/26	$174,800	$156,985
1.13%, 8/31/28	458,200	388,074
1.38%, 10/31/28	317,900	271,271
3.75%, 5/31/30	10,000	9,495
3.75%, 6/30/30	2,000	1,899
4.00%, 7/31/30	23,000	22,157
4.13%, 8/31/30	3,500	3,396
4.63%, 9/30/30	66,000	66,036

TOTAL INVESTMENTS IN SECURITIES - 96.5% (Cost: $961,694)		919,313
Other Assets less Liabilities - 3.5%		33,771

NET ASSETS - 100.0%		$953,084

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$919,313	$—	$919,313

Total Investments in Securities	$—	$919,313	$—	$919,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

September 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.3%

U.S. Treasury Notes - 100.3%
0.63%, 5/15/30	$144,100	$111,554
1.38%, 11/15/31	297,000	232,820
1.88%, 2/15/32	586,900	476,764
3.50%, 2/15/33	44,400	40,751
3.88%, 8/15/33	57,800	54,621

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $996,702)		916,510
Other Assets less Liabilities - (0.3)%		(2,505)

NET ASSETS - 100.0%		$914,005

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$916,510	$—	$916,510

Total Investments in Securities	$—	$916,510	$—	$916,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

September 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.5%

U.S. Treasury Notes - 99.5%
U.S. Treasury Floating Rate Notes
5.44%, 10/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.035%)*	$547,000	$547,007
5.33%, 4/30/24, (3-month U.S. Treasury Bill Money Market Yield - 0.075%)*	286,000	285,890
5.44%, 7/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.037%)*	34,000	34,008
5.54%, 10/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.14%)*	113,000	113,116
5.57%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	93,000	93,048
5.53%, 7/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.13%)*	86,000	85,937

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $1,158,848)		1,159,006
Other Assets less Liabilities - 0.5%		6,055

NET ASSETS - 100.0%		$1,165,061

*	Floating rate note. Coupon shown is in effect at September 30, 2023. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,159,006	$—	$1,159,006

Total Investments in Securities	$—	$1,159,006	$—	$1,159,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

September 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.4%

U.S. Treasury Bonds - 99.4%
3.00%, 5/15/45	$143,600	$106,702
3.00%, 5/15/47	464,300	340,825
1.63%, 11/15/50	72,000	37,744
1.88%, 11/15/51	565,500	315,531
3.63%, 5/15/53	12,500	10,355

TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $993,474)		811,157
Other Assets less Liabilities - 0.6%		4,789

NET ASSETS - 100.0%		$815,946

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$811,157	$—	$811,157

Total Investments in Securities	$—	$811,157	$—	$811,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

September 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.1%

U.S. Treasury Notes - 99.1%
0.88%, 1/31/24	$8,500	$8,374
1.88%, 8/31/24	147,300	142,588
0.75%, 11/15/24	208,000	197,555
5.00%, 8/31/25	4,000	3,992
5.00%, 9/30/25	116,000	115,885
0.38%, 11/30/25	392,800	355,914
4.63%, 3/15/26	84,000	83,419
3.75%, 4/15/26	28,700	27,914
4.13%, 6/15/26	54,700	53,685
4.63%, 9/15/26	56,000	55,727

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $1,060,782)		1,045,053
Other Assets less Liabilities - 0.9%		9,379

NET ASSETS - 100.0%		$1,054,432

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,045,053	$—	$1,045,053

Total Investments in Securities	$—	$1,045,053	$—	$1,045,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree TIPS Digital Fund (TIPSX)

September 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 96.9%

U.S. Treasury Bonds - 16.4%
U.S. Treasury Inflation-Indexed Bonds
2.13%, 2/15/41	$87,518	$84,837
0.13%, 2/15/52	125,618	69,122

Total U.S. Treasury Bonds		153,959

U.S. Treasury Notes - 80.5%
U.S. Treasury Inflation-Indexed Notes
0.50%, 4/15/24	254,879	250,505
0.13%, 10/15/26	54,029	50,252
0.88%, 1/15/29	141,637	131,444
0.13%, 1/15/30	294,879	257,181
1.13%, 1/15/33	72,653	65,641

Total U.S. Treasury Notes		755,023

TOTAL INVESTMENTS IN SECURITIES - 96.9% (Cost: $973,014)		908,982
Other Assets less Liabilities - 3.1%		29,028

NET ASSETS - 100.0%		$938,010

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$908,982	$—	$908,982

Total Investments in Securities	$—	$908,982	$—	$908,982

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited) (concluded)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund invests in exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Digital Management, Inc. (‘‘WTDM’’), the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended September 30, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.